Document and Entity Information	Aug. 25, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001807120
Document Type	8-K
Document Period End Date	Aug. 25, 2023
Entity Registrant Name	Design Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40288
Entity Tax Identification Number	82-3929248
Entity Address, Address Line One	6005 Hidden Valley Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	(858)
Local Phone Number	293-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	DSGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true